Loan Servicing	3 Months Ended
Mar. 31, 2012
Loan Servicing [Abstract]
LOAN SERVICING

NOTE 5 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at March 31, 2012 (unaudited), December 31, 2011 and 2010 are as follows:

	March 31, 2012	December 31, 2011	December 31, 2010
Mortgage loan portfolios serviced for:
FHLMC	$59,770	$60,733	$65,595
FHLB	404	173	406

Total	$60,174	$60,906	$66,001

Custodial escrow balances maintained in connection with serviced loans were $298, $249 and $255 at March 31, 2012 (unaudited), December 31, 2011 and 2010.

Activity for capitalized mortgage servicing rights for the three months ended March 31, 2012 and 2011 (unaudited) and the years ended December 31, 2011 and 2010 was as follows:

	For the Three Months Ended March 31,		For the Years Ended December 31,
	2012	2011	2011	2010

Servicing rights:
Beginning of period	$348	$414	$414	$424
Additions	18	16	66	123
Amortized to expense	(29)	(28)	(105)	(91)
Change in valuation allowance	5	—	(27)	(42)

End of period	$342	$402	$348	$414

	For the Three Months Ended March 31,		For the Years Ended December 31,
	2012	2011	2011	2010

Valuation allowance:
Beginning of period	$119	$92	$92	$50
Additions expensed	—	—	48	68
Reductions credited to expense	(5)	—	(21)	(26)
Direct write-downs	—	—	—	—

End of period	$114	$92	$119	$92

The fair value of mortgage servicing rights was $354, $359 and $456 at March 31, 2012 (unaudited), December 31, 2011 and 2010.

At March 31 2012 (unaudited), $67 of the mortgage servicing rights were carried at book value and $275 of the mortgage servicing rights were carried at their fair value, which is made up of the outstanding balance of $389, net of a valuation allowance of $114. Fair value at March 31, 2012 (unaudited) was determined using a discount rate of 9.0%, prepayment speeds ranging from 9.6% to 24.0%, depending on the stratification of the specific right, and a weighted average default rate of approximately 0.5%.

At December 31 2011, $77 of the mortgage servicing rights were carried at book value and $271 of the mortgage servicing rights were carried at their fair value, which is made up of the outstanding balance of $390, net of a valuation allowance of $119. Fair value at December 31, 2011 was determined using a discount rate of 9.0%, prepayment speeds ranging from 14.3% to 23.8%, depending on the stratification of the specific right, and a weighted average default rate of approximately 0.5%.

At December 31, 2010, $137 of the mortgage servicing rights were carried at book value and $277 of the mortgage servicing rights were carried at their fair value, which was made up of the outstanding balance of $369, net of a valuation allowance of $92. Fair value at year-end 2010 was determined using a discount rate of 9.0%, prepayment speeds ranging from 8.2% to 22.6%, depending on stratification of the specific right, and a weighted average default rate of approximately 0.5%.

The weighted average amortization period is 3.57 years and 3.54 years at March 31, 2012 (unaudited) and December 31, 2011.